CONSOLIDATED STATEMENTS OF NET LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
EXPENDITURES
General and administration	$ 5,910,045	$ 5,348,096
Exploration and evaluation	1,757,684	1,593,612
Investor relations and marketing communications	3,283,787	4,164,090
Corporate development and due diligence	340,071	327,508
Loss from operational activities	(11,291,587)	(11,433,306)
OTHER ITEMS
Foreign exchange (loss) gain	(147,622)	980,590
Gain on divestiture of subsidiaries	0	806,714
Marketable securities fair value loss	0	(1,071,944)
Interest and other expenses	(89,496)	(219,183)
Interest and other income	344,437	267,320
Write-down of mineral properties	0	(485,114)
Net loss for the year	(11,184,268)	(11,154,923)
Items that will not be reclassified to net (loss) or income:
Marketable securities fair value loss	(3,398,726)	0
Items that may be reclassified to net (loss) or income:
Reclassification of currency translation adjustment on divestiture of subsidiaries	0	(1,021,847)
Currency translation adjustment	(280,415)	(361,723)
Other comprehensive loss	(3,679,141)	(1,383,570)
Total comprehensive loss for the year	$ (14,863,409)	$ (12,538,493)
Basic and diluted loss per share	$ (0.02)	$ (0.03)
Weighted average number of shares outstanding Basic and Diluted	547,635,558	438,644,487